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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Management Limited
Address:          P.O. Box 100, Sydney Vane House, Admiral Park, St. Peter Port
                  Guernsey GY1 3EL

Form 13F File Number:      028-12928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dennis Bertron
Title:            Attorney-in-Fact
Phone:            212-256-8000

Signature, Place, and Date of Signing:

 /s/ Dennis Bertron*            New York, New York            August 14, 2008
-----------------------     ----------------------------    --------------------
      [Signature]                  [City, State]                  [Date]

*Pursuant to a Power of Attorney attached hereto.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         FORM 13F FILE NUMBER               NAME
         ------------------------           ------------------

         028-11916                          Atticus Capital LP

                                POWER OF ATTORNEY

ATTICUS MANAGEMENT LIMITED (the "Company") with its registered office at Sydney Vane House, Admiral Park, St Peter Port, Guernsey hereby make, constitute and appoint each of SCOTT KISLIN, DENNIS BERTRON, KEVIN TAGAMI and CHARLES FORTIN (the "Attorneys"), acting individually, as its agent and attorney-in-fact for the purpose of executing on the Company's behalf and in its name, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to
Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act.

All past acts of the Attorneys in furtherance of the foregoing are hereby ratified and confirmed.

The Company hereby ratifies and confirms and agrees to ratify and confirm all acts an Attorney lawfully does or causes to be done in relation to the exercise of the powers and authorities hereby granted.

This Power of Attorney shall be governed by and construed in accordance with the laws of the Island of Guernsey.

This Power of Attorney shall be valid for a period of one year from the date of issue and shall remain in full force and effect until either revoked in writing by the Company or until such time as the Attorney cease(s) to be an employee of, or otherwise associated with, Atticus Capital LP or one of its affiliates.


IN WITNESS WHEREOF
The Common Seal of
ATTICUS MANAGEMENT LIMITED
was hereunto affixed, duly witnessed by


/s/ R A G Sinclair
---------------------------------------------
R A G Sinclair - Director


/s/ Maeve Guilbert
---------------------------------------------
Artemis Secretaries Limited - Secretary


Issued in Saint Peter Port, Guernsey, on the 28 December 2007